Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Collateral preferred equity	$ 1,860	$ 1,720	$ 1,630